CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 232,252	$ 227,704
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	290,185	285,424
Impairment of long lived assets	8,613	20,749
Reduction in carrying value of operating right-of-use assets	23,607	23,570
Loss on equity method investments	383	1,641
Acquisition-related gain	(6,160)	0
Charge on cash flow hedge	3,646	0
Amortization of financing costs and debt discount	7,899	9,188
Stock compensation expense	31,357	38,186
Deferred taxes	(59,177)	(75,265)
Foreign exchange movements	(3,345)	(37,421)
Other non-cash items	18,202	9,159
Changes in operating assets and liabilities:
Accounts receivable	(40,675)	(41,032)
Unbilled revenue	(27,210)	(33,187)
Unearned revenue	65,266	(176,904)
Other net assets	(165,462)	157,154
Net cash provided by operating activities	379,381	408,966
Cash flows from investing activities:
Purchase of property, plant and equipment	(58,880)	(47,840)
Purchase of subsidiary undertakings	(5,100)	0
Sale of available for sale investments	482	0
Purchase of available for sale investments	(422)	0
Purchase of investments in equity - long term	(4,733)	(799)
Net cash used in investing activities	(68,653)	(48,639)
Cash flows from financing activities:
Drawdown of bank credit lines and loan facilities	230,000	25,000
Repayment of bank credit lines and loan facilities	(580,000)	(425,000)
Proceeds from exercise of equity compensation	20,177	15,140
Share issue costs	(9)	(3)
Repurchase of ordinary shares	0	(99,983)
Share repurchase costs	0	(17)
Net cash used in financing activities	(329,832)	(484,863)
Effect of exchange rate movements on cash	512	(12,759)
Net decrease in cash and cash equivalents	(18,592)	(137,295)
Cash and cash equivalents at beginning of period	288,768	752,213
Cash and cash equivalents at end of period	$ 270,176	$ 614,918